Account Payable	12 Months Ended
Dec. 31, 2025
Account Payable [Abstract]
ACCOUNT PAYABLE
10.	account PAYABLE

Trade accounts payable primarily relate to:

	December 31, 2025	December 31, 2024
Commodity trading purchases	$7,336	$769
Server and equipment purchases	11,359	11,359
Operating service arrangements	652	383
	$19,347	$12,511

●	commodity trading purchases;

●	gold concentrate and sesame trading transactions;

●	server and equipment purchases; and

●	operating service arrangements.